Fair Value Measurements (Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) (Contingent Consideration Liability [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contingent Consideration Liability [Member]
Contingent consideration for acquisitions
Balance at beginning of period	$ (3,667)	$ (6,737)
Additions for acquisitions	0	(3,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Payments	691	3,425
Fair value adjustment	0	2,744
Foreign currency translation adjustment	(24)	(99)
Balance at end of period	$ (3,000)	$ (3,667)